                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                   Bond Fund/VA

                                      Supplement dated March 18, 2002 to the
                                           Prospectus dated May 1, 2001

         The Prospectus is changed as follows:

         1.  The  section  captioned  "Portfolio  Managers"  is  deleted  in its  entirety  and  replaced  with the following:

         |X|  Portfolio  Manager.  The  portfolio  manager of the Fund is David P. Negri. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since January 1990.  Mr. Negri is a Vice President of the Fund and Senior Vice
President of the Manager. He serves as an officer and portfolio manager for other
Oppenheimer funds. He has been employed as a portfolio manager by the Manager since
July 1988.

March 18, 2002                                                                  630PS.011

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                       Supplement dated March 18, 2002 to the
                               Statement of Additional Information dated May 1, 2001,
                                              Revised August 21, 2001

         The  Statement  of  Additional  Information  is  changed  by  deleting  John S.  Kowalik  and the accompanying biographical information as it currently appears on page 34.

March 18, 2002                                                                          0630PX001